Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 56,582	$ 37,162
Money market and interest-bearing deposits	270,265	315,205
Cash and cash equivalents	326,847	352,367
Loans held for sale	0	2,129
Investment securities-Note D:
Available for sale, carried at fair value	15,706	14,883
Held for long-term investment, carried at amortized cost which approximates fair value	2,736	2,737
Total investment securities	18,442	17,620
Federal Home Loan Bank and Federal Reserve Bank stock (carried on the basis of cost)-Note D	10,531	12,807
Portfolio loans, less allowance for loan losses of $63,455 in 2012 and $85,788 in 2011-Note E	1,143,212	1,429,412
Premises and equipment-Note G	20,829	23,920
Accrued interest income	3,964	4,943
Other real estate owned	80,963	94,300
Other assets	13,464	14,249
Assets of discontinued operations-Note M	0	253,518
TOTAL ASSETS	1,618,252	2,205,265
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Interest-bearing-Note I	1,220,457	1,504,595
Total deposits	1,543,868	1,830,202
Debt obligations:
Notes payable and short-term borrowings-Note J	8,428	50,445
Subordinated debentures-Note K	0	149,156
Total debt obligations	8,428	199,601
Accrued interest on deposits and other liabilities	9,779	49,406
Liabilities of discontinued operations-Note M	0	234,703
Liabilities subject to compromise-Note C	200,293	0
Total liabilities	1,762,368	2,313,912
Capitol Bancorp Limited stockholders' equity:
Preferred stock Preferred stock (Series A), 700,000 shares authorized ($100 liquidation preference per share); 50,980 shares issued and outstanding	5,098	5,098
Preferred stock (for potential future issuance), 19,300,000 shares authorized (none issued and outstanding)	0	0
Common stock, no par value, 1,500,000,000 shares authorized; issued and outstanding: 2012 - 47,177,479 shares; 2011 - 41,039,767 shares	292,092	292,135
Retained-earnings deficit	(430,590)	(404,846)
Undistributed common stock held by employee-benefit trust	(541)	(541)
Accumulated other comprehensive income	72	70
Total Capitol Bancorp Limited stockholders' equity (deficit)	(133,869)	(108,084)
Noncontrolling interests in consolidated subsidiaries	(10,247)	(563)
Total equity (deficit)	(144,116)	(108,647)
TOTAL LIABILITIES AND EQUITY	$ 1,618,252	$ 2,205,265